The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS—99.1%
Aerospace & Defense—1.0%
Korea Aerospace Industries Ltd.	29,400	1,171,711

Automobile Components—2.0%
Hyundai Mobis Co. Ltd.	14,300	2,368,309

Automobiles—7.5%
Hyundai Motor Co.	17,200	3,203,373
Hyundai Motor Co. (Preference)	19,200	2,581,125
Kia Corp.	37,700	2,870,696

		8,655,194

Banks—9.8%
BNK Financial Group, Inc.	164,000	1,130,952
Hana Financial Group, Inc.	118,300	5,308,351
KakaoBank Corp.	31,900	514,451
Shinhan Financial Group Co. Ltd.	104,000	4,410,906

		11,364,660

Biotechnology—1.6%
APRILBIO Co. Ltd.*	39,950	682,746
Hugel, Inc.*	6,100	1,114,336

		1,797,082

Capital Markets—3.3%
KIWOOM Securities Co. Ltd.	9,500	942,151
Korea Investment Holdings Co. Ltd.	23,900	1,335,592
Samsung Securities Co. Ltd.	46,800	1,555,474

		3,833,217

Chemicals—8.5%
Dongsung Finetec Co. Ltd.	76,100	663,752
Hansol Chemical Co. Ltd.	12,000	1,229,456
Kumho Petrochemical Co. Ltd.	18,000	2,162,512
LG Chem Ltd.	18,200	4,939,986
Soulbrain Co. Ltd.	4,700	797,358

		9,793,064

Consumer Staples Distribution & Retail—0.9%
BGF retail Co. Ltd.	12,550	1,096,516

Electrical Equipment—2.2%
Doosan Enerbility Co. Ltd.*	82,000	1,122,188
POSCO Future M Co. Ltd.	4,500	857,589
Vitzrocell Co. Ltd.	42,500	604,768

		2,584,545

Electronic Equipment, Instruments & Components—6.2%
Park Systems Corp.	2,190	323,967
Samsung Electro-Mechanics Co. Ltd.	17,800	1,799,473
Samsung SDI Co. Ltd.	15,200	4,388,777
SOLUM Co. Ltd.*	40,000	621,650

		7,133,867

Entertainment—2.0%
SHIFT UP Corp.*	12,000	518,468
SM Entertainment Co. Ltd.	35,230	1,799,166

		2,317,634

Financial Services—0.6%
NHN KCP Corp.	119,000	693,641

Food Products—1.2%
CJ CheilJedang Corp.	6,100	1,414,692

Health Care Equipment & Supplies—0.5%
Nextbiomedical Co. Ltd.*	17,500	527,262

Industrial Conglomerates—1.3%
SK, Inc.	12,700	1,485,086

Insurance—1.8%
Samsung Life Insurance Co. Ltd.	28,800	2,056,903

Interactive Media & Services—4.0%
Kakao Corp.	28,800	793,571
NAVER Corp.	29,800	3,838,394

		4,631,965

Life Sciences Tools & Services—3.7%
LigaChem Biosciences, Inc.*	15,200	1,140,364
Samsung Biologics Co. Ltd.*(a)	4,300	3,198,363

		4,338,727

Machinery—3.5%
Hanwha Ocean Co. Ltd.*	74,000	1,720,869
Hy-Lok Corp.	33,200	636,870
Samsung Heavy Industries Co. Ltd.*	217,100	1,665,427

		4,023,166

Oil, Gas & Consumable Fuels—2.1%
S-Oil Corp.	52,300	2,453,943

Passenger Airlines—1.3%
Korean Air Lines Co. Ltd.	86,400	1,482,014

Personal Care Products—1.5%
APR Corp.*	3,000	616,911
Cosmax, Inc.	10,000	1,112,716

		1,729,627

Pharmaceuticals—2.0%
Hanmi Pharm Co. Ltd.	5,550	1,364,401
HK inno N Corp.	25,500	953,183

		2,317,584

Semiconductors & Semiconductor Equipment—10.9%
Eugene Technology Co. Ltd.	17,700	514,470
HAESUNG DS Co. Ltd.	33,000	742,853
SK Hynix, Inc.	84,500	11,309,208

		12,566,531

Specialty Retail—0.7%
K Car Co. Ltd.	83,200	823,462

Technology Hardware, Storage & Peripherals—19.0%
Samsung Electronics Co. Ltd.	401,000	18,742,265
Samsung Electronics Co. Ltd. (Preference)	84,000	3,262,300

		22,004,565

TOTAL COMMON STOCKS (COST $90,023,789)		114,664,967

Total Investments—99.1% (Cost $90,023,789)		114,664,967
Other Assets Less Liabilities—0.9%		1,025,912

Net Assets—100.0%		115,690,879

Percentages indicated are based on net assets.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Under Section 2(a)(41) of the Investment Company Act of 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

The Korea Fund, Inc.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$1,171,711	$—	$1,171,711
Automobile Components	—	2,368,309	—	2,368,309
Automobiles	—	8,655,194	—	8,655,194
Banks	—	11,364,660	—	11,364,660
Biotechnology	—	1,797,082	—	1,797,082
Capital Markets	—	3,833,217	—	3,833,217
Chemicals	—	9,793,064	—	9,793,064
Consumer Staples Distribution & Retail	—	1,096,516	—	1,096,516
Electrical Equipment	—	2,584,545	—	2,584,545
Electronic Equipment, Instruments & Components	—	7,133,867	—	7,133,867
Entertainment	518,468	1,799,166	—	2,317,634
Financial Services	—	693,641	—	693,641
Food Products	—	1,414,692	—	1,414,692
Health Care Equipment & Supplies	527,262	—	—	527,262
Industrial Conglomerates	—	1,485,086	—	1,485,086
Insurance	—	2,056,903	—	2,056,903
Interactive Media & Services	—	4,631,965	—	4,631,965
Life Sciences Tools & Services	—	4,338,727	—	4,338,727
Machinery	—	4,023,166	—	4,023,166
Oil, Gas & Consumable Fuels	—	2,453,943	—	2,453,943
Passenger Airlines	—	1,482,014	—	1,482,014
Personal Care Products	—	1,729,627	—	1,729,627
Pharmaceuticals	—	2,317,584	—	2,317,584
Semiconductors & Semiconductor Equipment	—	12,566,531	—	12,566,531
Specialty Retail	—	823,462	—	823,462
Technology Hardware, Storage & Peripherals	—	22,004,565	—	22,004,565

Total Common Stocks	$1,045,730	$113,619,237	$—	$114,664,967

Total Investments in Securities	$1,045,730	$113,619,237	$—	$114,664,967